CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (183)	$ (206)	$ (1,748)	$ (502)
Other comprehensive loss, net of tax:
Change in fair value of debt component of Archer convertible bond	2	1	2	6
Actuarial loss relating to pension	(7)	0	(7)	0
Share of other comprehensive loss from associated companies	(1)	(5)	(17)	(9)
Other comprehensive loss:	(6)	(4)	(22)	(3)
Total comprehensive loss for the period	(189)	(210)	(1,770)	(505)
Comprehensive loss attributable to the shareholder	(187)	(207)	(1,767)	(501)
Comprehensive loss attributable to the non-controlling interest	(1)	(2)	(2)	(2)
Comprehensive loss attributable to the redeemable non-controlling interest	$ (1)	$ (1)	$ (1)	$ (2)